Related Party Transactions - Summary of Leases (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Capital Leased Assets [Line Items]
Obligation under capital lease	$ 6,292	$ 6,698
Lease Three [Member]
Capital Leased Assets [Line Items]
Obligation under capital lease	3,900
Lease Five [Member]
Capital Leased Assets [Line Items]
Obligation under capital lease	$ 2,400